Filed Pursuant to Rule 497(e)
1933 Act File No. 333-168040
1940 Act File No. 811-22436

EntrepreneurShares Series TrustTM

Entrepreneur 30 FundTM

December 6, 2017

Supplement to Prospectus and Statement of Additional Information
Each dated November 3, 2017

Fund Name Change Entrepreneur 30 FundTM

Effective on December 6, 2017, the name of the Entrepreneur 30 Fund will change to ERShares Entrepreneur 30 ETF, and all references in the Prospectus and Statement of Additional Information are hereby changed to the new name.  The Fund’s investment objective and principal investment strategies remain the same.

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The date of this Supplement is December 6, 2017.

Please retain this Supplement for future reference.